Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.0%

Security	Principal Amount* (000's omitted)		Value
AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, 2/16/50(1)		2,275	$ 2,291,741
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,561	1,577,592
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,280,867
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)		2,860	2,801,707
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		1,460	1,504,256
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		2,429	2,466,133
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		3,443	3,393,281
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,531,753
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,447	2,282,038
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,924,014
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,844,480
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,809,008
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	1,010,962
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	715,681
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,341	1,336,433
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		2,356	2,321,501
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,271	3,323,614
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,136	2,124,543
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,547	3,555,018
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,337	1,326,360
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)		1,829	1,829,000
Series 2025-GT1, Class B, 7.862%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)		1,445	1,445,250
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		218	215,337
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		19	18,910
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		73	64,143
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	750,669
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		2,195	2,175,708
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,341	1,330,151
Security	Principal Amount* (000's omitted)		Value
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,927	$ 2,741,702
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		846	863,766
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		191	186,233
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,163	1,128,111
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,570	2,615,119
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		1,312	1,313,825
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		2,143	2,106,489
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		1,414	1,383,918
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,601	1,558,363
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,433	2,322,042
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,151	1,169,801
Prodigy Finance CM DAC, Series 2021-1A, Class D, 10.334%, (1 mo. SOFR + 6.014%), 7/25/51(1)(2)		472	486,834
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,410,332
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,845	1,870,036
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		614	571,318
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,314	1,144,646
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,640	4,566,757
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,845	2,786,076
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,936	1,929,590
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		1,607	1,605,306
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,769	1,256,092
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		3,393	2,650,745
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,508	688,621
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		751	508,476
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,791	2,534,007
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		311	288,195
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		2,810	2,846,794
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,391,156
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		1,395	1,457,738

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,942	$ 1,897,273
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	575	537,250
Series 2020-A, Class C, 6.657%, 3/15/45(1)	175	167,844
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	1,200	1,238,995
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)	1,600	1,620,327
Total Asset-Backed Securities (identified cost $114,365,984)		$ 109,093,927

Collateralized Mortgage Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	$3,770	$ 3,831,619
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(4)	1,856	1,925,023
Series 2024-2, Class A, 9.259%, 11/25/59(1)(4)	1,242	1,296,976
Series 2024-3, Class A, 8.745%, 1/25/60(1)(4)	1,319	1,372,649
Eagle Re Ltd., Series 2021-2, Class M1C, 7.755%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	1,710	1,729,723
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	180	182,501
Series 5413, Class MZ, 6.00%, 5/25/54	1,383	1,403,872
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	4,162	4,164,611
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.57%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	500	577,948
Series 2020-DNA6, Class B1, 7.305%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	900	966,175
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	1,959	2,376,623
Series 2022-DNA2, Class B2, 12.805%, (30-day SOFR Average + 8.50%), 2/25/42(1)(2)	980	1,073,712
Series 2022-DNA4, Class B2, 14.555%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	1,870	2,125,439
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,136	1,216,860
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,562	1,610,713
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	3,924	4,037,268
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,497	1,538,725
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	4,457	4,672,307
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	$543	$ 559,623
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	741,187
Series 2023-84, Class MW, 6.00%, 6/20/53	751	773,984
Series 2023-98, Class BW, 6.00%, 7/20/53	832	861,197
Series 2023-99, Class AL, 6.00%, 7/20/53	832	861,146
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	1,794	1,791,272
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	844	903,865
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,027,846
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,001,853
Series 2023-173, Class AX, 6.00%, 11/20/53	855	882,213
Series 2024-46, Class AL, 6.00%, 3/20/54	898	927,616
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,911	1,926,034
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	1,050	1,056,969
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	1,080	1,089,046
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	975	987,212
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	1,590	1,606,276
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,834	2,868,693
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	2,010	2,024,431
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,615	1,639,119
Triangle Re Ltd., Series 2021-3, Class B1, 9.255%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	2,202	2,276,125
Total Collateralized Mortgage Obligations (identified cost $61,583,418)		$62,908,451

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	11,165	$ 8,850,647
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,545	3,189,698
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	4,904	4,883,819
BX Trust, Series 2025-GW, Class E, 7.95%, (1 mo. SOFR + 3.65%), 7/15/42(1)(6)	3,955	3,976,838

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
CSMC Trust:
Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)		4,194	$ 3,935,237
Series 2022-CNTR, Class A, 8.256%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		1,333	884,925
Extended Stay America Trust, Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)		5,026	5,038,012
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		2,241	2,278,262
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		2,933	2,984,326
Great Wolf Trust, Series 2024-WLF2, Class D, 7.251%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		2,954	2,970,244
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.852%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		315	315,517
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901%, 1/13/40(1)(4)		1,243	1,289,146
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)		1,030	1,028,510
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,802	1,801,422
Series 2025-STAY, Class E, 8.162%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		1,953	1,953,972
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	104,370
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)		1,120	17,640
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.753%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		1,935	1,903,800
ORL Trust, Series 2024-GLKS, Class F, 8.75%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		3,060	3,054,783
TX Trust, Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		2,908	2,916,729
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.237%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	1,300	1,794,602
Series 2024-1A, Class E, 9.237%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	650	898,417
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(4)		1,410	1,301,691
Total Commercial Mortgage-Backed Securities (identified cost $63,649,715)			$57,372,607

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	80,778	$ 1,585,268
Total Common Stocks (identified cost $570,293)		$ 1,585,268

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$385	$ 512,627
Uber Technologies, Inc., 0.00%, 12/15/25	460	551,770
		$ 1,064,397
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$510	$ 469,094
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	485	510,766
Jazz Investments I Ltd., 3.125%, 9/15/30(1)(9)	445	473,925
Shift4 Payments, Inc., 0.50%, 8/1/27	435	467,625
		$1,921,410
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(9)	$505	$483,537
		$483,537
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$480	$520,109
Digital Realty Trust LP, 1.875%, 11/15/29(1)	485	511,141
Federal Realty OP LP, 3.25%, 1/15/29(1)	470	468,120
		$1,499,370
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$490	$466,235
Datadog, Inc., 0.00%, 12/1/29(1)(9)	560	537,880
ON Semiconductor Corp., 0.50%, 3/1/29	515	477,894
Parsons Corp., 2.625%, 3/1/29	505	539,340
		$2,021,349
Total Convertible Bonds (identified cost $6,767,672)		$6,990,063

Corporate Bonds — 48.5%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.1%
Celanese U.S. Holdings LLC:
6.85%, 11/15/28	4,101	$ 4,311,980
7.20%, 11/15/33	1,866	1,982,037
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	879	886,887
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,280	2,403,759
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,435,724
		$ 12,020,387
Communications — 2.9%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	2,250	$2,155,029

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(10)	2,400	$ 2,466,033
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	8,895	7,121,957
4.908%, 7/23/25	2,677	2,676,847
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	2,170	2,241,944
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	2,100	2,139,631
Sprint LLC, 7.625%, 3/1/26	3,000	3,029,025
Stagwell Global LLC, 5.625%, 8/15/29(1)	2,500	2,393,912
Videotron Ltd., 3.625%, 6/15/29(1)(9)	3,200	3,073,089
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	2,000	1,959,301
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,000	2,138,990
		$31,395,758
Consumer, Cyclical — 4.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,083	$1,081,524
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	2,556	2,530,827
5.308%, 10/20/31(1)	2,755	2,712,105
Champ Acquisition Corp., 8.375%, 12/1/31(1)	867	923,465
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,978	2,058,281
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	1,176	1,173,070
4.75%, 10/20/28(1)	5,800	5,816,178
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,297	2,127,021
Ford Motor Co., 3.25%, 2/12/32	3,029	2,554,872
Ford Motor Credit Co. LLC:
6.532%, 3/19/32	3,676	3,734,458
7.122%, 11/7/33	408	423,633
7.20%, 6/10/30	1,083	1,140,189
7.35%, 3/6/30	2,792	2,948,516
General Motors Co., 5.15%, 4/1/38	3,000	2,793,688
General Motors Financial Co., Inc.:
5.95%, 4/4/34	1,851	1,878,300
6.05%, 10/10/25	4,000	4,013,275
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,129	3,053,949
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	2,250	2,139,978
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	3,437	2,573,454
		$45,676,783
Consumer, Non-cyclical — 2.7%
Biogen, Inc., 6.45%, 5/15/55	2,710	$2,792,657
Centene Corp.:
2.50%, 3/1/31	4,816	4,149,715
3.375%, 2/15/30	1,171	1,079,385
4.625%, 12/15/29	1,568	1,526,130
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(9)		1,901	$ 1,723,115
ICON Investments Six DAC, 5.809%, 5/8/27		2,050	2,093,634
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		850	920,514
10.00%, 6/1/32(1)(9)		1,925	1,988,361
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53		6,591	6,226,877
Smithfield Foods, Inc., 5.20%, 4/1/29(1)		3,181	3,203,470
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		1,500	1,549,032
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,250	2,243,501
			$29,496,391
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		2,962	$2,759,843
			$2,759,843
Energy — 0.9%
Occidental Petroleum Corp., 5.375%, 1/1/32		3,700	$3,672,273
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		1,705	1,597,585
6.45%, 3/5/34(1)		937	938,507
6.95%, 3/5/54(1)		607	563,586
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,675,796
			$9,447,747
Financial — 30.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(10)		1,600	$1,622,020
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(10)		2,488	2,532,478
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		5,056	5,202,318
Ally Financial, Inc.:
4.70% to 5/15/26(10)(12)		7,620	7,381,022
5.543% to 1/17/30, 1/17/31(10)		1,116	1,132,218
6.848% to 1/3/29, 1/3/30(10)		2,920	3,084,114
American Assets Trust LP, 3.375%, 2/1/31		3,794	3,399,444
American International Group, Inc.:
4.85%, 5/7/30		5,000	5,082,057
5.45%, 5/7/35		3,448	3,537,609
American National Group, Inc.:
5.75%, 10/1/29		1,254	1,284,759
6.00%, 7/15/35		410	412,607
6.144%, 6/13/32(1)(9)		3,586	3,681,335
Antares Holdings LP:
3.75%, 7/15/27(1)		1,050	1,009,876
6.35%, 10/23/29(1)		1,005	1,015,746
6.50%, 2/8/29(1)		1,465	1,484,778
Apollo Debt Solutions BDC, 6.70%, 7/29/31		1,999	2,077,949
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	1,945	2,679,544
Athene Holding Ltd., 6.625%, 5/19/55		5,220	5,383,536
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(12)		3,291	3,337,502

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Banco Santander SA:
6.35%, 3/14/34	2,400	$ 2,514,530
9.625% to 11/21/28(10)(12)	2,000	2,212,934
Bank of America Corp.:
1.922% to 10/24/30, 10/24/31(10)	5,500	4,797,805
5.511% to 1/24/35, 1/24/36(10)	12,808	13,174,247
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)	2,911	3,013,130
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)(10)	5,840	6,207,692
Barclays PLC, 8.00% to 3/15/29(10)(12)	2,790	2,933,481
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)	4,897	4,709,595
8.125% to 1/8/34, 1/8/39(1)(10)	2,637	2,727,499
8.45% to 6/29/33, 6/29/38(1)(10)	1,577	1,668,951
Belrose Funding Trust II, 6.792%, 5/15/55(1)	5,200	5,319,925
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	850	874,823
6.65%, 3/15/31	1,225	1,260,544
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(10)	2,888	2,914,513
7.75% to 8/16/29(1)(10)(12)	1,714	1,807,027
8.00% to 8/22/31(1)(10)(12)	1,340	1,420,229
9.25% to 11/17/27(1)(10)(12)	1,314	1,411,145
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(10)	4,257	4,417,152
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,763,230
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)	4,908	4,708,978
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)	557	583,089
6.84% to 9/13/33, 9/13/34(1)(10)	5,353	5,882,487
Charles Schwab Corp.:
4.00% to 6/1/26(10)(12)	1,726	1,702,236
6.136% to 8/24/33, 8/24/34(10)	4,698	5,085,007
CI Financial Corp., 7.50%, 5/30/29(1)	5,192	5,480,691
Citadel LP, 6.375%, 1/23/32(1)	5,045	5,270,910
Citigroup, Inc., 4.00% to 12/10/25(10)(12)	2,770	2,757,404
COPT Defense Properties LP:
2.75%, 4/15/31	2,900	2,566,631
2.90%, 12/1/33	3,595	2,956,523
Enact Holdings, Inc., 6.25%, 5/28/29	4,720	4,900,222
EPR Properties:
3.60%, 11/15/31	1,930	1,754,263
3.75%, 8/15/29	3,248	3,094,017
4.95%, 4/15/28	3,085	3,080,198
Essent Group Ltd., 6.25%, 7/1/29	4,559	4,724,285
Extra Space Storage LP, 2.55%, 6/1/31	725	641,393
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(10)	3,000	3,128,126
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(10)	900	913,176
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	520	535,207
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	7,131	6,338,378
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Global Atlantic Fin Co.: (continued)
4.70% to 7/15/26, 10/15/51(1)(10)	500	$ 490,975
6.75%, 3/15/54(1)	4,540	4,656,210
7.95% to 7/15/29, 10/15/54(1)(10)	2,930	3,057,684
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	9,369	9,375,228
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	135	132,223
3.75%, 9/15/30(1)(9)	1,415	1,299,425
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(10)	4,008	4,257,301
ING Groep NV:
5.066% to 3/25/30, 3/25/31(10)	3,775	3,840,924
8.00% to 5/16/30(10)(11)(12)	1,820	1,937,340
Intact Financial Corp., 5.459%, 9/22/32(1)	1,301	1,332,856
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)	4,048	4,700,789
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,467	4,674,820
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(10)	3,330	3,413,444
5.766% to 4/22/34, 4/22/35(10)	9,414	9,894,138
6.087% to 10/23/28, 10/23/29(10)	6,557	6,892,893
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	6,851	6,673,650
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	2,106	2,046,360
5.75%, 6/15/35	4,310	4,362,242
Marex Group PLC, 6.404%, 11/4/29	5,326	5,484,489
MGIC Investment Corp., 5.25%, 8/15/28	175	175,007
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(10)	5,408	5,498,445
Nuveen LLC, 5.85%, 4/15/34(1)	2,216	2,307,576
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(9)	655	671,082
8.40%, 11/14/28	3,025	3,262,722
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(10)	715	737,215
6.875% to 10/20/33, 10/20/34(10)	575	643,018
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,828	3,551,557
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(9)(10)	1,069	981,941
6.10% to 4/13/32, 4/13/33(1)(10)	1,696	1,764,141
8.50% to 3/25/34(1)(10)(12)	2,864	2,998,443
Stifel Financial Corp., 4.00%, 5/15/30	2,424	2,331,275
Synchrony Bank, 5.40%, 8/22/25	3,225	3,224,451
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	2,864	2,837,307
5.625%, 2/15/28	845	854,354
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)	2,350	2,411,548
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,542	3,438,521
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	6,955	7,281,238
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(10)	5,410	5,653,778

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(10)		2,541	$ 2,592,570
UBS Group AG:
4.253%, 3/23/28(1)		1,685	1,676,132
4.375% to 2/10/31(1)(9)(10)(12)		3,883	3,441,608
9.25% to 11/13/28(1)(9)(10)(12)		3,150	3,446,018
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		1,295	1,288,088
5.861% to 6/19/27, 6/19/32(1)(10)		3,643	3,673,101
			$331,856,712
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$3,863,954
			$3,863,954
Industrial — 0.6%
Calderys Financing LLC, 11.25%, 6/1/28(1)		500	$530,693
Hexcel Corp., 5.875%, 2/26/35		915	931,383
Masterbrand, Inc., 7.00%, 7/15/32(1)		2,160	2,208,755
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,330	1,266,338
Seaspan Corp., 5.50%, 8/1/29(1)		2,150	2,045,739
			$6,982,908
Technology — 3.6%
Broadcom, Inc., 3.137%, 11/15/35(1)		3,740	$3,155,961
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,700	1,602,398
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,412,084
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		7,416	7,681,488
Intel Corp.:
4.75%, 3/25/50		617	503,829
4.90%, 8/5/52		3,177	2,629,434
Kyndryl Holdings, Inc., 6.35%, 2/20/34(9)		4,979	5,321,744
McAfee Corp., 7.375%, 2/15/30(1)		2,200	2,079,800
Oracle Corp., 3.60%, 4/1/50		6,700	4,689,941
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,610	2,370,989
Qorvo, Inc., 3.375%, 4/1/31(1)		5,125	4,626,063
Seagate HDD Cayman, 9.625%, 12/1/32		1,516	1,710,160
			$38,783,891
Utilities — 1.5%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	$1,013,894
Constellation Energy Generation LLC, 5.75%, 3/15/54		2,000	1,961,614
Engie SA, 5.625%, 4/10/34(1)		4,150	4,274,416
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35		3,645	3,717,227
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,094	2,030,104
Terraform Global Operating LP, 6.125%, 3/1/26(1)		1,348	1,344,686
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(9)	2,300	$ 2,466,858
		$ 16,808,799
Total Corporate Bonds (identified cost $519,939,807)		$ 529,093,173

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(9)(13)	65,000	$ 3,292,900
Total Exchange-Traded Funds (identified cost $3,304,000)		$ 3,292,900

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(14)	$1,000	$ 1,005,690
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(14)	1,000	1,005,440
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,011,130

Preferred Stocks — 0.5%

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 919,568
Series A2, 6.375%	212,000	3,209,680
		$ 4,129,248
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%	43,223	$ 886,936
6.25%	40,491	956,802
		$1,843,738
Total Preferred Stocks (identified cost $9,200,489)		$5,972,986

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 5.6%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$1,442	$ 1,443,929
Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	548	549,225
		$ 1,993,154
Capital Markets — 0.2%
Focus Financial Partners LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	$1,493	$ 1,491,015
		$ 1,491,015
Commercial Services & Supplies — 0.4%
Minimax Viking GmbH, Term Loan, 3/17/32(16)	$2,500	$2,514,062
Reworld Holding Corp.:
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	1,839	1,844,781
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	142	142,441
		$4,501,284
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$2,389	$2,392,490
		$2,392,490
Consumer Finance — 0.2%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,481	$2,476,908
		$2,476,908
Diversified Consumer Services — 0.4%
Belron Finance 2019 LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 10/16/31	$2,481	$2,495,579
KUEHG Corp., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 6/12/30	1,990	1,993,264
		$4,488,843
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$675	$667,998
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	675	667,735
		$1,335,733
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.2%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(16)	$1,667	$ 1,671,459
Term Loan, 9/30/31(16)	833	835,729
		$ 2,507,188
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$1,975	$ 1,979,568
		$ 1,979,568
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$1,496	$1,501,629
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(17)	100	100,037
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	1,397	1,397,024
		$2,998,690
Hotels, Restaurants & Leisure — 0.2%
Four Seasons Hotels Ltd., Term Loan, 11/30/29(16)	$2,500	$2,517,813
		$2,517,813
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	$1,980	$1,982,705
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	2,471	2,474,424
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	1,690	1,697,082
Ryan Specialty Group LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	1,990	1,992,487
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,975	1,973,999
		$10,120,697
IT Services — 0.4%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$2,481	$2,493,955
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	1,980	1,989,343
		$4,483,298
Machinery — 0.6%
Alliance Laundry Systems LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 8/19/31	$1,500	$1,504,500
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	2,481	2,483,868

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	$1,975	$ 1,982,531
		$ 5,970,899
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$2,487	$ 2,492,823
		$ 2,492,823
Software — 0.5%
CCC Intelligent Solutions, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$987	$ 989,222
Ellucian Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	1,496	1,501,629
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	1,493	1,497,959
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,493	1,452,546
		$5,441,356
Specialty Retail — 0.2%
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,985	$1,985,650
		$1,985,650
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$1,493	$1,491,567
		$1,491,567
Total Senior Floating-Rate Loans (identified cost $60,438,096)		$60,668,976

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	2,800	$ 3,149,788
			$ 3,149,788
Total Sovereign Government Bonds (identified cost $3,100,742)			$ 3,149,788

U.S. Government Agency Mortgage-Backed Securities — 17.8%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 1/1/54	$3,883	$ 3,814,153
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	29,031	28,452,553
5.50%, 30-Year, TBA(18)	81,383	81,363,887
6.00%, 30-Year, TBA(18)	78,775	80,058,194
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $191,571,391)		$ 193,688,787

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.00%, 2/28/30	$5,825	$ 5,883,023
4.125%, 2/28/27	3,798	3,818,325
4.50%, 5/31/29	3,896	4,003,140
4.625%, 2/15/35	3,307	3,412,927
Total U.S. Treasury Obligations (identified cost $17,046,049)		$ 17,117,415

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(19)	$2,538,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 21.4%
Affiliated Fund — 19.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(20)	213,883,693	$ 213,883,693
Total Affiliated Fund (identified cost $213,883,693)		$ 213,883,693
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(21)	19,042,078	$ 19,042,078
Total Securities Lending Collateral (identified cost $19,042,078)		$ 19,042,078
Total Short-Term Investments (identified cost $232,925,771)		$ 232,925,771
Total Investments — 118.0% (identified cost $1,286,463,427)		$1,285,871,242
Less Unfunded Loan Commitments — (0.0)%†		$ (100,000)

Net Investments — 118.0% (identified cost $1,286,363,427)	$1,285,771,242

Other Assets, Less Liabilities — (18.0)%	$ (195,778,831)
Net Assets — 100.0%	$1,089,992,411

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $442,795,332 or 40.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $3,596,398, which represents 0.3% of the net assets of the Fund as of June 30, 2025.
(9)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $27,161,573 and the total market value of the collateral received by the Fund was $28,132,672, comprised of cash of $19,042,078 and U.S. government and/or agencies securities of $9,090,594.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $7,376,727 or 0.6% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund.
(14)	May be deemed to be an affiliated company.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2025, the total value of unfunded loan commitments is $100,038.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(21)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	1,764,000	USD	1,147,119	Bank Of America, N.A.	9/25/25	$15,897	$ —
AUD	1,580,000	USD	1,022,540	UBS AG	9/25/25	19,163	—
BRL	29,137,960	USD	5,191,711	JPMorgan Chase Bank, N.A.	9/25/25	58,780	—
BRL	1,344,000	USD	238,954	JPMorgan Chase Bank, N.A.	9/25/25	3,226	—
EGP	78,333,484	USD	1,529,951	Citibank, N.A.	9/25/25	—	(184)
EGP	78,333,484	USD	1,534,446	Citibank, N.A.	9/25/25	—	(4,680)
EGP	120,619,701	USD	2,363,702	JPMorgan Chase Bank, N.A.	9/25/25	—	(8,132)
HUF	254,200,000	USD	730,621	Bank Of America, N.A.	9/25/25	15,321	—
HUF	507,670,000	USD	1,443,287	Goldman Sachs International	9/25/25	46,454	—
JPY	17,138,000	USD	119,327	Bank Of America, N.A.	9/25/25	818	—
JPY	295,630,000	USD	2,047,373	BNP Paribas	9/25/25	25,132	—
KRW	942,586,000	USD	695,841	Bank Of America, N.A.	9/25/25	4,455	—
KRW	1,993,558,701	USD	1,461,596	JPMorgan Chase Bank, N.A.	9/25/25	19,521	—
MXN	29,330,000	USD	1,525,279	Bank Of America, N.A.	9/25/25	23,808	—
SGD	203	USD	159	BNP Paribas	9/25/25	2	—
USD	4,104,471	CAD	5,609,211	BNP Paribas	9/25/25	—	(32,134)
USD	254,323	CAD	347,000	UBS AG	9/25/25	—	(1,578)
USD	3,788,662	EUR	3,268,184	BNP Paribas	9/25/25	—	(82,690)
USD	2,642,150	GBP	1,958,558	JPMorgan Chase Bank, N.A.	9/25/25	—	(47,735)
						$232,577	$(177,133)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	126	Long	9/30/25	$26,210,953	$92,527
U.S. 5-Year Treasury Note	1,174	Long	9/30/25	127,966,000	1,527,361
U.S. 10-Year Treasury Note	88	Long	9/19/25	9,867,000	165,080
U.S. Long Treasury Bond	400	Long	9/19/25	46,187,500	1,754,101
U.S. Ultra 10-Year Treasury Note	190	Long	9/19/25	21,710,469	439,574
U.S. Ultra-Long Treasury Bond	242	Long	9/19/25	28,828,250	1,163,042
					$5,141,685

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	$4,900	5.00% (pays quarterly)(1)	3.20%	6/20/30	$372,914	$(181,554)	$191,360
Total	$4,900				$372,914	$(181,554)	$191,360

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,900,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate ofa particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	570,293
		$2,570,293

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $219,187,723, which represents 20.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 762,750	$ —	$ —	$(4,850)	$ 3,292,900	$ 117,725	65,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,013,790	—	—	—	(8,100)	1,005,690	37,500	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,015,060	—	—	—	(9,620)	1,005,440	37,500	$1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	15,092,039	—	(14,634,451)	(536,212)	78,624	—	616,193	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	17,083,242	550,107,074	(353,306,623)	—	—	213,883,693	2,830,718	213,883,693
Total				$(536,212)	$56,054	$219,187,723	$3,639,636

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$109,093,927	$ —	$109,093,927
Collateralized Mortgage Obligations	—	62,908,451	—	62,908,451
Commercial Mortgage-Backed Securities	—	57,372,607	—	57,372,607
Common Stocks	—	1,585,268	—	1,585,268

Calvert
Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Convertible Bonds	$ —	$6,990,063	$ —	$6,990,063
Corporate Bonds	—	529,093,173	—	529,093,173
Exchange-Traded Funds	3,292,900	—	—	3,292,900
High Social Impact Investments	—	2,011,130	—	2,011,130
Preferred Stocks	5,972,986	—	—	5,972,986
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	60,568,976	—	60,568,976
Sovereign Government Bonds	—	3,149,788	—	3,149,788
U.S. Government Agency Mortgage-Backed Securities	—	193,688,787	—	193,688,787
U.S. Treasury Obligations	—	17,117,415	—	17,117,415
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	213,883,693	—	—	213,883,693
Securities Lending Collateral	19,042,078	—	—	19,042,078
Total Investments	$242,191,657	$1,043,579,585	$0	$1,285,771,242
Forward Foreign Currency Exchange Contracts	$ —	$232,577	$ —	$232,577
Futures Contracts	5,141,685	—	—	5,141,685
Swap Contracts	—	372,914	—	372,914
Total	$247,333,342	$1,044,185,076	$ —	$1,291,518,418
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(177,133)	$ —	$(177,133)
Total	$ —	$(177,133)	$ —	$(177,133)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.